Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2023
Income Taxes [Line Items]
Valuation allowance amount	$ 850,525		$ 23,292
Operating loss carryforwards	$ 1,959,672		40,734
Percentage of operating loss	80.00%
Deferred tax assets gross	$ 862,571		23,292
Net operating loss carry-forwards	616,910		14,367
Surfside Acquisition Inc. [Member]
Income Taxes [Line Items]
Deferred tax assets gross	32,500	$ 37,500	23,100
Net operating loss carry-forwards	155,000	$ 179,000	110,000
Maximum [Member]
Income Taxes [Line Items]
Operating loss carryforwards	$ 2,940,882
Minimum [Member]
Income Taxes [Line Items]
Operating loss carryforwards			$ 83,232